Term Loans (Details) - Schedule of Reconciliation of Movement of Liabilities to Cash Flows Arising from Financing Activities - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Schedule of Reconciliation of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	R 181,281	R 203,562
Ending balance	243,443	181,281
Changes from financing cash flows	(69,620)	(88,774)
Proceeds from borrowings	342	817
Repayment of related parties loans	(52)	(1,940)
Repayment of term loans	(12,018)	(31,034)
Payment of lease liabilities	(57,892)	(56,617)
The effect of changes in foreign exchange rates	5,288	6,921
Other changes	126,494	59,572
Interest paid	(11,565)	(8,996)
New leases	156,085	59,572
Disposal	(29,591)
Interest expense	11,565	8,996
Loans from related parties [Member]
Schedule of Reconciliation of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	607	2,134
Ending balance	924	607
Changes from financing cash flows	290	(1,625)
Proceeds from borrowings	342	315
Repayment of related parties loans	(52)	(1,940)
Repayment of term loans
Payment of lease liabilities
The effect of changes in foreign exchange rates	27	98
Other changes
Interest paid
New leases
Disposal
Interest expense
Other loans and borrowings [Member]
Schedule of Reconciliation of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	59,947	89,350
Ending balance	48,179	59,947
Changes from financing cash flows	(12,018)	(30,532)
Proceeds from borrowings		502
Repayment of related parties loans
Repayment of term loans	(12,018)	(31,034)
Payment of lease liabilities
The effect of changes in foreign exchange rates	250	1,129
Other changes
Interest paid	(194)	(797)
New leases
Disposal
Interest expense	194	797
Lease liabilities [member]
Schedule of Reconciliation of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	120,727	112,078
Ending balance	194,340	120,727
Changes from financing cash flows	(57,892)	(56,617)
Proceeds from borrowings
Repayment of related parties loans
Repayment of term loans
Payment of lease liabilities	(57,892)	(56,617)
The effect of changes in foreign exchange rates	5,011	5,694
Other changes	126,494	59,572
Interest paid	(11,371)	(8,199)
New leases	156,085	59,572
Disposal	(29,591)
Interest expense	R 11,371	R 8,199